INCOME TAX	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX

10. INCOME TAX

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to taxation. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

The Group’s Hong Kong subsidiaries are subject to Hong Kong profits tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For these subsidiaries, the first HK$2 million of assessable profits are taxed at 8.25% and the remaining assessable profits are taxed at 16.5%.

(a)	Taxation in the statement of income represents:

	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Hong Kong profits tax provision (benefits) for the year:
Current	(10,000)	—	—	—
Deferred	391,820	—	—	—
	381,820	—	—	—

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.	INCOME TAX (cont.)

(b)	The following table reconciles Hong Kong statutory rates to the Group’s effective tax rate:

	2022	2023	2024
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Preferential tax rate in Hong Kong	—	—	—
Expenses not deductible for tax(1)	—	(76.5)%	(16.5)%
Effect of tax rates in foreign jurisdiction	(9.8)%	(23.3)%	(4.2)%
Valuation allowance	(21.3)%	(3.9)%	(10.3)%
Permanent difference(2)	3.6%	87.2%	14.5%
Effective tax rate	(11.0)%	—	—

(1)	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including operating expenses from Hong Kong companies which do not generate any assessable profits during the year.

(2)	Mainly represents non-taxable interest. In 2022 and 2023, this also represents the combination of other non-taxable income and deferred true-ups due to non-deductible expenses. In 2024, this also includes the gain on sale of investments.

(c)	Income (loss) before income taxes is attributable to the following geographic locations for the years ended December 31:

	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Hong Kong	(1,406,918)	195,245	(3,530,735)	(454,540)
Foreign	(2,053,540)	(679,057)	(1,199,117)	(154,372)
Total loss before income taxes	(3,460,458)	(483,812)	(4,729,852)	(608,912)

(d)	Deferred tax:

Significant components of the deferred tax assets (liabilities) are presented below:

	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Deferred tax assets:
Net operating loss carryforwards	715,179	750,087	1,246,723	160,501
Others	21,654	—	—	—
Deferred tax assets	736,833	750,087	1,246,723	160,501
Less: Valuation allowance	(736,833)	(750,087)	(1,246,723)	(160,501)
Total deferred tax assets, net	—	—	—	—

The Group evaluated the recoverable amounts of deferred tax assets to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. As of December 31, 2024, the Group had tax loss carryforwards of approximately HK$7,555,895 (US$972,733). The carry forward of tax losses in Hong Kong generally has no time limit. As of December 31, 2024, the deferred tax assets were fully provided by a valuation allowance of HK$1,246,723 (US$160,501) as the Group does not expect to realize its deferred taxes in the near future.

As of December 31, 2024 and 2023, the Group had no tax recoverable and no taxes payables.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS